Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,209,917.74
Total Fee Amount	443.29
Total Offset Amount	0.00
Net Fee	$ 443.29
Offering Table N/A
Offset Table N/A	N/A